Related Party Transactions - Additional Information (Detail) (Resolute Investments, Ltd. [Member])	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Resolute Investments, Ltd. [Member]
Related Party Transaction [Line Items]
Share of Resolute in outstanding common stock	34.80%	35.70%	44.90%